Revenue (Tables)	3 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The table below presents revenues by customer grouping for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
Civil space	$60,052	$23,571	$15,844
National security	29,833	7,034	684
Commercial and other	47,716	10,180	123
Total revenues	$137,601	$40,785	$16,651
The table below presents revenues based on the geographic location of the Company’s customers for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
U.S.	$133,309	$38,774	$15,856
Luxembourg	3,724	1,535	795
Germany	140	46	—
South Korea	272	147	—
Poland	138	169	—
Other	18	114	—
Total revenues	$137,601	$40,785	$16,651
The majority of the Company’s revenues are derived from government contracts. Customers comprising 10% or more of revenues were as follows for the periods presented:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
Boeing (1)	$17,753	$—	$—
NASA	48,476	21,352	15,020
Total	$66,229	$21,352	$15,020
______________
(1)While revenue was generated in each of the periods presented, amounts are only disclosed for the periods in which revenue represented 10% or more of total revenue.
The table below presents revenues by customer grouping for the following periods:

	Three Months Ended
	March 31, 2022	March 31, 2021
Civil space	$16,164	$16,023
National security	7,578	8,288
Commercial and other	9,125	7,387
Total revenues	$32,867	$31,698
The table below presents revenues based on the geographic location of the Company’s customers for the following periods:

	Three Months Ended
	March 31, 2022	March 31, 2021
U.S.	$31,351	$30,911
Luxembourg	1,230	715
South Korea	140	61
Germany	104	11
Other	42	—
Total revenues	$32,867	$31,698
The majority of the Company’s revenues are derived from government contracts. Customers comprising 10% or more of revenues were as follows for the periods presented:

	Three Months Ended
	March 31, 2022	March 31, 2021
NASA	$8,439	$10,937
Boeing	5,463	4,031
Air Force Research Laboratory(1)	—	3,344
Total	$13,902	$18,312
______________
(1)While revenue was generated in each of the periods presented, amounts are only disclosed for the periods in which revenue represented 10% or more of total revenue.

Schedule of Contract Assets and Contract Liabilities
The table below presents the contract assets and contract liabilities included on the consolidated balance sheets for the following periods:

	Successor
	December 31, 2021	December 31, 2020
Contract assets	$11,748	$4,172

Contract liabilities	$15,734	$15,665
The table below presents the contract assets and contract liabilities included on the condensed consolidated balance sheets for the following periods:

	March 31, 2022	December 31, 2021
Contract assets	$17,492	$11,748

Contract liabilities	$13,929	$15,734

Schedule of Change in Accounting Estimate
The following table summarizes the impact of the net EAC adjustments for the periods presented:

	Successor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020
Net EAC adjustments, before income taxes	$(1,835)	$728
Net EAC adjustments, net of income taxes	(1,551)	580
Net EAC adjustments, net of income taxes, per diluted share	(0.03)	0.02
The following table summarizes the impact of the net EAC adjustments for the periods presented:

	Three Months Ended
	March 31, 2022	March 31, 2021
Net EAC adjustments, before income taxes	$(1,764)	$(56)
Net EAC adjustments, net of income taxes	(1,511)	(50)
Net EAC adjustments, net of income taxes, per diluted share	(0.02)	—